Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
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Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract

(In millions of USD and won)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Sumitomo Mitsui Banking Corporation	USD	20	25,788		—	—
	MUFG Bank	USD	180	232,092	USD	3	3,815
	BNP Paribas	USD	15	19,341		—	—
	ING Bank	USD	40	51,576	USD	7	9,026
		USD	255	328,797	USD	10	12,841
Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	100	128,940		—	—
	United Overseas Bank Limited	USD	150	193,410	USD	50	64,478
	JPMorgan Chase Bank, N.A., Singapore Branch	USD	50	64,470		—	—
	Credit Agricole Corporate & Investment Bank, Singapore Branch	USD	300	386,820		—	—
	ING Bank	USD	50	64,470		—	—
LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	19,341		—	—
	Australia and New Zealand Banking Group Ltd.	USD	160	206,304	USD	39	50,159
LG Display Germany GmbH	BNP Paribas	USD	135	174,069	USD	55	70,906
LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	515,760	USD	200	257,881
	Standard Chartered Bank	USD	1,000	1,289,400	USD	868	1,119,287
	ING Bank	USD	150	193,410	USD	30	38,735
LG Display Japan Co., Ltd.	Standard Chartered Bank	USD	120	154,728	USD	20	25,790
	Chelsea Capital Corporation	USD	20	25,788		—	—
LG Display Guangzhou Trading Co., Ltd.	KEB Hana Bank (China) Company Limited	USD	30	38,682	USD	20	25,797
		USD	2,680	3,455,592	USD	1,282	1,653,033
		USD	2,935	3,784,389	USD	1,292	1,665,874

Letters of Credit from Financial Institutions and Respective Credit Limits

As of December 31, 2023, the Group entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of USD and won)
		Contractual amount	KRW equivalent
KEB Hana Bank	USD	450	₩	580,230
Industrial Bank of Korea	USD	450		580,230
Industrial and Commercial Bank of China	USD	200		257,880
Shinhan Bank	USD	70		90,258
KB Kookmin Bank	USD	700		902,580
MUFG Bank	USD	100		128,940
The Export–Import Bank of Korea	USD	100		128,940
	USD	2,070	₩	2,669,058

Summary of Pledged Assets

The pledged assets has provided by the Group are as follows:

(In millions of won, USD and CNY)
Pledged Assets	Carrying amount	Maximum bond amount	Secured creditor	Borrowing amount
Property, plant and equipment and others	₩ 507,234	1,200,000	LG Electronics Inc.	1,000,000
	89,703	326,400	Korea Development Bank and others	272,000
	264,335	780,000	Korea Development Bank and others	200,000
	711,885	—	China Construction Bank Corporation and others	CNY 9,330
Deposits in banks and others	CNY 5,825	1,053,338	Shinhan Bank and others	USD 400
				450,000